Income Tax Expense (Tables)	6 Months Ended
Jun. 30, 2014
Income Tax Disclosure [Abstract]
Components of Provision for Income Tax Expense

The components of the provision for income tax expense are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2014	2013	2014	2013
	$	$	$	$
Current	(3,398)	(1,943)	(6,563)	(4,057)
Deferred	205	70	572	(316)

Income tax expense	(3,193)	(1,873)	(5,991)	(4,373)

Unrecognized Tax Benefits, Recorded in Other Long-Term Liabilities

The following reflects the changes in the Company’s unrecognized tax benefits, recorded in other long-term liabilities, from December 31, 2013 to June 30, 2014:

Balance of unrecognized tax benefits as at January 1, 2014	$20,304
Increase for positions related to the current period	3,822
Decrease related to statute of limitations	(972)

Balance of unrecognized tax benefits as at June 30, 2014	$23,154